UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7803

Name of Registrant:	Vanguard Treasury Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2005- August 31, 2006

Item 1:	Reports to Shareholders

Vanguard® Money Market Funds

> Annual Report

August 31, 2006

Vanguard Prime Money Market Fund

Vanguard Federal Money Market Fund

Vanguard Treasury Money Market Fund

Vanguard Admiral™ Treasury Money Market Fund

>	The returns of Vanguard’s four money market funds for the fiscal year ended
August 31, 2006, ranged from 4.1% to 4.6%, reflecting differences in the funds’
investment mandates and costs.

>	Yields rose sharply for all of the funds, reflecting seven increases in the federal funds rate during the funds’ fiscal year.

>	The funds’ long-term returns remain comfortably ahead of the returns of their peer-group averages.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	7
Prime Money Market Fund	9
Federal Money Market Fund	26
Treasury Money Market Fund	36
Admiral Treasury Money Market Fund	45
About Your Fund’s Expenses	56
Trustees Renew Advisory Arrangement	58
Glossary	59

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended August 31, 2006
			SEC 7-Day
		Average	Annualized
	Vanguard	Competing	Yield[2]
Vanguard Money Market Fund	Fund	Fund[1]	8/31/2006
Prime
Investor Shares	4.4%	3.7%	5.1%
Institutional Shares[3]	4.6	4.2	5.3
Federal	4.3	3.8	5.1
Treasury	4.1	3.5	4.8
Admiral Treasury[4]	4.2	3.5	4.9

1 Peer groups are: for the Prime Money Market Fund Investor Shares, the Average Money Market Fund; for the Prime Money Market Fund Institutional Shares, the Average Institutional Money Market Fund; for the Federal Money Market Fund, the Average Government Money Market Fund; for the Treasury and Admiral Treasury Money Market Funds, the iMoneyNet Money Fund Report’s Average 100% Treasury Fund. For the Prime and Federal Money Market Funds, derived from data provided by Lipper Inc.; for the Treasury and Admiral Treasury Money Market Funds, data provided by iMoneyNet, Inc.

2 SEC 7-day annualized yield as of August 31, 2006. The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4 Minimum initial investment is $50,000.

Chairman’s Letter

Dear Shareholder,

The Federal Reserve Board’s campaign to boost interest rates resulted in seven rate increases during your fund’s fiscal year. Yields of Vanguard’s money market funds rose accordingly, enhancing their returns. For the year ended August 31, 2006, total returns ranged from 4.1% for the Treasury Money Market Fund to 4.6% for the Prime Money Market Fund’s Institutional Shares. Each of the funds produced a return that exceeded the average return of its mutual fund peers.

The funds’ competitive advantage comes largely from their lower costs. The table on page 4 illustrates this advantage by comparing each fund’s expense ratio with that of its peer group average. The table on page 5 shows the changes in yield over the year for each fund.

Rising interest rates dampened bond returns

At its August 8, 2006, meeting, the Federal Reserve Board left its target for the federal funds rate unchanged, at 5.25%. This brought at least a temporary halt to the Fed’s two-year inflation-fighting campaign, which had been marked by 17 consecutive rate hikes.

The broad market for taxable U.S. bonds finished the one-year period with a modest return of 1.7%. Municipal bonds fared somewhat better. The yield curve remained essentially flat, with a very small difference between the yields of 3-month and 30-year U.S. Treasury issues, although yields rose modestly at both ends of the maturity spectrum.

Stocks climbed for much of the year, then began to waver

During the fiscal year, stocks climbed steadily through the first three quarters, before becoming increasingly volatile amid concerns over higher oil prices and fears that the U.S. economy was stalling. Indeed, the marked slowdown in the housing market in recent months suggests that the economy may have shifted into a lower gear.

The broad U.S. stock market gained 8.8% for the year, with small-capitalization stocks slightly outperforming their large-cap counterparts. As has been the case for the past several years, returns from international equities continued to outshine domestic stocks. For U.S.-based investors, a weaker dollar further boosted these returns when international gains were converted back into U.S. dollars.

Money market funds’ fate tied to federal funds rate

The rising interest rate environment that prevailed for the year ended August 31, 2006, led to the funds’ highest returns since 2001, when the Fed cut rates sharply to stimulate an economy shaken by terrorist attacks.

Market Barometer
		Average Annual Total Returns
		Periods Ended August 31, 2006
	One Year	Three Years	Five Years
Bonds
Lehman Aggregate Bond Index (Broad taxable market)	1.7%	4.0%	4.9%
Lehman Municipal Bond Index	3.0	5.1	5.0
Citigroup 3-Month Treasury Bill Index	4.3	2.5	2.2

Stocks
Russell 1000 Index (Large-caps)	8.7%	11.5%	5.3%
Russell 2000 Index (Small-caps)	9.4	14.4	10.3
Dow Jones Wilshire 5000 Index (Entire market)	8.8	12.0	6.1
MSCI All Country World Index ex USA (International)	25.4	25.0	13.8

CPI
Consumer Price Index	3.8%	3.4%	2.8%

The funds’ 2006 fiscal year opened with the Fed’s target short-term rate at 3.50%; 12 months later, the rate stood at 5.25%. Money market funds, with holdings that mature much more quickly than those of bond funds, are uniquely positioned to benefit from rising short-term rates.

Each fund met its mandate to generate superior relative returns, provide liquidity, and preserve principal (the share price of each held steady at $1, as is expected but not guaranteed). The variance in the funds’ returns primarily reflects incremental differences in risk exposure and cost within this group of low-risk, low-cost funds. The Prime Money Market Fund typically invests more than half of its assets in high-quality short-term corporate issues, which generally pay higher yields due to the higher risk these issues carry relative to government securities. Returns for the fund’s Institutional Shares—which require an initial investment of at least $5 million—were enhanced by the even lower operating costs that come with economies of scale.

At the other end of the spectrum are the Treasury and Admiral Treasury Money Market Funds. Both funds invest only in U.S. Treasury bills or other securities backed by the “full faith and credit” of the U.S. government. These securities offer unmatched quality, and therefore lower yields than most other money market instruments. In the middle is the Federal Money Market Fund, which seeks to improve on the returns of an all-Treasury portfolio by investing in securities that—while of high quality—need not be backed

Expense Ratios[1]
Your fund compared with its peer group
	Fund	Peer Group
	Expense	Expense
Money Market Fund	Ratio	Ratio
Prime
Investor Shares	0.29%	0.87%
Institutional Shares	0.09	0.45
Federal	0.29	0.77
Treasury	0.29	0.75
Admiral Treasury	0.13	0.75

1 Fund expense ratios reflect the fiscal year ended August 31, 2006. Peer groups are: for the Prime Money Market Fund Investor Shares, the Average Money Market Fund; for the Prime Money Market Institutional Shares, the Average Institutional Money Market Fund; for the Federal Money Market Fund, the Average Government Money Market Fund; for the Treasury and Admiral Treasury Money Market Funds, the Average U.S. Treasury Money Market Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005. by the government’s full faith and credit, thus providing opportunities for higher yield.

During the fiscal year, the funds’ advisor, Vanguard Fixed Income Group, kept the portfolios’ maturities relatively short. As their short-term holdings matured, the funds were well positioned to take advantage of the higher yields paid by newly issued securities in the period.

The funds have demonstrated excellent long-term performance

The Vanguard Money Market Funds have delivered outstanding performance over the long term, as their cost advantage compounds to impressive effect. The funds also benefit from the investment-management skills of our Fixed Income Group, whose portfolio managers have for 25 years demonstrated an ability to select the best mix of securities matching each fund’s investment mandate.

The table on page 6 shows the average annual returns for the funds and their average peers for the ten years ended August 31, 2006. It also shows the growth of hypothetical $10,000 investments in each ($50,000 for the Admiral Treasury Money Market Fund; $5 million for the Prime Money Market Fund’s Institutional Shares). In each case, our money market fund would have produced a higher total return than its average peer.

Higher rates shouldn’t change role of money market funds

When interest rates have climbed and money market funds and certificates of deposit look more attractive, investors

Changes in Yields
	SEC 7-Day Annualized Yield
	August 31,	August 31,
Money Market Fund	2006	2005
Prime
Investor Shares	5.11%	3.22%
Institutional Shares	5.31	3.42
Federal	5.05	3.22
Treasury	4.75	3.05
Admiral Treasury	4.92	3.21

can be tempted to overweight these investments in their portfolios. If you find yourself among this group, it’s worth asking: “What in my situation has changed to merit a change in my asset allocation?” We encourage investors to implement an asset allocation plan based on their tolerance for risk (that is, the amount of volatility in the stock market that they can stomach), their time horizon, and their investment goals. Such a portfolio should be broadly diversified among the stock and bond markets, with a small slice reserved for emergency reserves in a money market fund. The Vanguard Money Market Funds are ideal for that portion of your portfolio.

That said, shifting a larger proportion of your assets into money market funds as rates rise can keep you from benefiting from the higher returns expected from stock and bond funds. If you are a long-term investor, we encourage you not to abandon your carefully chosen asset allocation strategy by reacting to the continual fluctuations in interest rates that characterize dynamic financial markets.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

September 14, 2006

Total Returns
Ten Years Ended August 31, 2006
	Average Annual Return			Final Value of a $10,000 Initial Investment[1]
		Average		Average
	Vanguard	Competing	Vanguard	Competing
Money Market Fund	Fund	Fund	Fund	Fund
Prime
Investor Shares	3.8%	3.2%	$14,475	$ 13,684
Institutional Shares	4.0	3.6	7,377,878	7,143,342
Federal	3.7	3.2	14,419	13,731
Treasury	3.5	3.1	14,111	13,581
Admiral Treasury	3.7	3.1	71,757	67,904

1 For Prime Money Market Fund Institutional Shares, final value of a $5 million initial investment; for Admiral Treasury Money Market Fund, final value of a $50,000 initial investment.

Advisor’s Report

During the 12 months ended August 31, 2006, the Vanguard Money Market Funds generated returns ranging from 4.1% for the Treasury Money Market Fund to 4.6% for the Institutional Shares of the Prime Money Market Fund. All four funds outperformed the average returns of their peer groups.

The investment environment

It could not go on forever. At its August 8 meeting, the Federal Reserve Board elected to leave its target for the federal funds rate unchanged, snapping a streak of 17 consecutive rate hikes. The decision suspended the chain of events that brought the yield of Vanguard Prime Money Market Fund’s Investor Shares from a low of 0.74% in 2004 to 5.11% as of August 31, 2006.

While a pause may not imply the end of the tightening cycle, the number of investors concerned by weakness in the housing market seems to have overtaken those of us more squarely focused on elevated inflation risks. Regional housing conditions are likely to vary widely, but absent a broad national downturn in housing or a rapid escalation in the unemployment rate (currently 4.7%), fears of a housing-led recession appear overdone.

Management of the funds

Despite the Fed’s recent pause, the past 12 months featured a continuation of the rising-rate themes that have characterized the money markets since June 2004. As the Fed tightened monetary policy with seven consecutive 25-basis-point rate hikes during the fiscal year, we kept the average maturities of the Federal and Prime Money Market Funds at the short, or bearish, ends of their typical ranges. This positioning allowed us to reinvest maturing issues more frequently, locking in higher interest rates as they became available.

The Treasury and Admiral Treasury Money Market Funds followed a different strategy. We kept the portfolios’ average maturities in their neutral band. This positioning allowed us to take advantage of the relative “steepness” of the U.S. Treasury yield curve—a spread between shorter-and longer-term Treasury bill yields that reflects the unique supply and demand dynamics of the Treasury bill market.

The two Treasury Money Market Funds were invested primarily in Treasury bills while the Federal and Prime Money Market Funds’ portfolios maintained their customary emphasis on highly liquid securities that offer superior credit quality.

Consistent with this objective, we looked for opportunities to enhance the credit quality of each portfolio. For example, when the spreads between Treasuries (the highest-quality securities) and other money market instruments tightened, we added Treasuries to both portfolios to take advantage of the securities’ superior risk–reward characteristics. We also added U.S. government agency securities to the Prime Money Market Fund’s portfolio of highly liquid bank obligations and commercial paper.

The Vanguard Money Market Funds’ strong performances relative to their peer groups reflected not only disciplined portfolio management but also the funds’ low costs. Low costs are an important contributor to investment success in any asset class. In the market for relatively low-yielding short-term securities, however, costs loom especially large.

David R. Glocke, Principal

Vanguard Fixed Income Group

September 20, 2006

Prime Money Market Fund

Fund Profile
As of August 31, 2006

Financial Attributes

Yield
Investor Shares	5.1%
Institutional Shares	5.3%
Average Weighted Maturity	39 days
Average Quality[1]	Aa1
Expense Ratio
Investor Shares	0.29%
Institutional Shares	0.09%

Distribution by Credit Quality[1](% of portfolio)

Aaa	30%
Aa	65
A	5

Sector Diversification (% of portfolio)

Banker’s Acceptances	3%
Finance
Commercial Paper	29
Certificates of Deposit	45
Treasury/Agency	13
Other	10

1 Moody’s Investors Service.

See page 59 for a glossary of investment terms.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yields shown reflect the current earnings of the fund more closely than do the average annual returns.

Cumulative Performance: August 31, 1996–August 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended August 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Prime Money Market Fund Investor Shares	4.38%	2.14%	3.77%	$14,475
Citigroup 3-Month Treasury Index	4.27	2.20	3.68	14,351
Average Money Market Fund[1]	3.68	1.54	3.19	13,684

				Final Value of
				a $5,000,000
	One Year	Five Years	Ten Years	Investment
Prime Money Market Fund Institutional Shares	4.58%	2.35%	3.97%	$7,377,878
Citigroup 3-Month Treasury Index	4.27	2.20	3.68	7,175,389
Average Institutional Money Market Fund[1]	4.21	1.98	3.63	7,143,342

1 Returns for Average Money Market Fund and Average Institutional Money Market Fund are derived from data provided by Lipper Inc.

Note: See Financial Highlights tables on pages 23 and 24 for dividend information.

Prime Money Market Fund

Fiscal-Year Total Returns (%): August 31, 1996–August 31, 2006
	Prime Money Market Fund	Average
Fiscal Year	Investor Shares	Fund[1]
1997	5.4%	4.8%
1998	5.5	4.9
1999	5.0	4.4
2000	5.9	5.3
2001	5.4	4.8
2002	2.1	1.4
2003	1.1	0.6
2004	0.8	0.4
2005	2.3	1.7
2006	4.4	3.7
SEC 7-Day Annualized Yield (8/31/2006): 5.11%

Average Annual Total Returns: Periods Ended June 30, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Prime Money Market Fund
Investor Shares	6/4/1975	4.03%	2.09%	3.77%
Institutional Shares	10/3/1989	4.23	2.30	3.97

1 Returns for Average Money Market Fund are derived from data provided by Lipper Inc.

Prime Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (13.7%)
[2] Federal Home Loan Bank	5.095%–5.131%	9/1/06	833,169	833,169
[2] Federal Home Loan Bank	5.221%	9/6/06	968,480	967,781
[2] Federal Home Loan Bank	5.167%	9/8/06	885,000	884,122
[2] Federal Home Loan Bank	5.206%	9/13/06	132,000	131,774
[2] Federal Home Loan Bank	5.295%	9/20/06	32,000	31,912
[2] Federal Home Loan Bank	5.393%	9/29/06	496,242	494,189
[2] Federal National Mortgage Assn.	5.295%	9/13/06	59,480	59,376
[2] Federal National Mortgage Assn.	5.306%	9/20/06	147,000	146,594
[2] Federal National Mortgage Assn.	5.360%	10/4/06	199,502	198,535
U.S. Treasury Bill	5.151%	9/7/06	2,000,000	1,998,290
U.S. Treasury Bill	5.183%	9/15/06	3,000,000	2,993,965
U.S. Treasury Bill	5.049%	11/9/06	1,000,000	990,445
Total U.S. Government and Agency Obligations
(Cost $9,730,152)				9,730,152
Commercial Paper (30.4%)
Bank Holding Company (0.9%)
HSBC USA, Inc.	5.380%	9/19/06	125,000	124,668
HSBC USA, Inc.	5.440%	9/22/06	191,000	190,402
HSBC USA, Inc.	5.426%	10/23/06	49,000	48,621
HSBC USA, Inc.	5.430%	11/6/06	95,000	94,068
State Street Corp.	5.402%	10/26/06	164,000	162,665
State Street Corp.	5.393%	10/30/06	20,000	19,826
				640,250
Finance—Auto (1.0%)
DaimlerChrysler Rev. Auto Conduit LLC 1	5.249%	9/6/06	45,000	44,968
DaimlerChrysler Rev. Auto Conduit LLC 1	5.292%	9/12/06	48,000	47,923
DaimlerChrysler Rev. Auto Conduit LLC 2	5.398%	9/6/06	88,592	88,526
Toyota Motor Credit Corp.	5.443%	10/11/06	98,000	97,415
Toyota Motor Credit Corp.	5.412%	10/30/06	255,000	252,768
Toyota Motor Credit Corp.	5.423%	11/2/06	124,000	122,857
Toyota Motor Credit Corp.	5.331%	11/20/06	47,000	46,451
				700,908
Finance—Other (6.0%)
American Express Credit Corp.	5.378%	9/19/06	198,000	197,472
3 CRC Funding, LLC	5.188%	9/5/06	100,000	99,943
3 CRC Funding, LLC	5.441%	10/12/06	50,000	49,694
[3] Cafco, LLC	5.376%	11/13/06	116,000	114,752

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
General Electric Capital Corp.	5.268%	9/11/06	202,000	201,708
General Electric Capital Corp.	5.443%	9/27/06	108,000	107,581
General Electric Capital Corp.	5.433%	10/5/06	26,000	25,868
General Electric Capital Corp.	5.443%	10/18/06	532,000	528,270
General Electric Capital Corp.	5.392%	11/2/06	314,000	311,123
[3] GovCo Inc.	5.188%	9/5/06	98,000	97,944
[3] GovCo Inc.	5.260%	9/8/06	16,000	15,984
[3] GovCo Inc.	5.275%	9/12/06	49,000	48,922
[3] GovCo Inc.	5.465%	10/6/06	25,000	24,869
[3] GovCo Inc.	5.465%–5.468%	10/10/06	242,000	240,587
[3] GovCo Inc.	5.465%	10/12/06	12,000	11,926
[3] GovCo Inc.	5.445%	10/17/06	50,000	49,657
[3] GovCo Inc.	5.485%	10/19/06	23,000	22,834
[3] GovCo Inc.	5.436%	10/23/06	395,000	391,942
[3] GovCo Inc.	5.454%	10/25/06	15,100	14,978
[3] GovCo Inc.	5.457%	11/6/06	50,000	49,507
[3] GovCo Inc.	5.349%–5.351%	11/20/06	152,000	150,218
[3] Liberty Street Funding Corp.	5.323%	9/5/06	30,000	29,982
[3] Liberty Street Funding Corp.	5.454%	9/15/06	6,000	5,987
[3] Liberty Street Funding Corp.	5.291%	10/3/06	150,000	149,299
[3] Old Line Funding LLC	5.387%	9/5/06	35,450	35,429
[3] Old Line Funding LLC	5.388%	9/6/06	50,740	50,702
[3] Old Line Funding LLC	5.385%	9/7/06	83,000	82,926
[3] Old Line Funding LLC	5.330%	9/14/06	26,617	26,566
[3] Old Line Funding LLC	5.294%	9/15/06	20,000	19,959
[3] Old Line Funding LLC	5.309%–5.345%	9/21/06	64,000	63,811
[3] Park Avenue Receivables Co. LLC	5.323%	9/5/06	131,381	131,304
[3] Park Avenue Receivables Co. LLC	5.324%	9/6/06	128,000	127,906
[3] Park Avenue Receivables Co. LLC	5.296%	10/10/06	35,021	34,821
[3] Park Avenue Receivables Co. LLC	5.299%	10/11/06	101,766	101,171
[3] Park Avenue Receivables Co. LLC	5.302%	10/17/06	98,000	97,341
[3] Preferred Receivables Funding Co. LLC	5.429%	9/13/06	10,000	9,982
[3] Variable Funding Capital Co., LLC	5.272%	9/8/06	5,000	4,995
[3] Variable Funding Capital Co., LLC	5.357%	10/3/06	194,000	193,084
[3] Variable Funding Capital Co., LLC	5.342%	10/6/06	327,000	325,317
				4,246,361
Foreign Banks (15.8%)
ABN–AMRO NA Finance Inc.	5.393%	11/3/06	186,200	184,467
ANZ (Delaware) Inc.	5.328%	10/10/06	49,000	48,720
ANZ (Delaware) Inc.	5.350%	10/11/06	200,000	198,822
ANZ (Delaware) Inc.	5.419%	10/18/06	288,000	285,990
ANZ (Delaware) Inc.	5.427%	10/27/06	100,000	99,168
CBA (Delaware) Finance Inc.	5.208%	9/5/06	57,825	57,792
CBA (Delaware) Finance Inc.	5.371%	9/14/06	64,750	64,626
CBA (Delaware) Finance Inc.	5.280%–5.372%	9/15/06	456,500	455,571
CBA (Delaware) Finance Inc.	5.388%	9/19/06	225,000	224,402
CBA (Delaware) Finance Inc.	5.441%	9/29/06	14,000	13,942
CBA (Delaware) Finance Inc.	5.455%	10/6/06	290,000	288,483
CBA (Delaware) Finance Inc.	5.454%	10/23/06	185,000	183,562
CBA (Delaware) Finance Inc.	5.434%	10/24/06	30,000	29,763
[3] Danske Corp.	5.266%	9/14/06	64,100	63,980
[3] Danske Corp.	5.374%	9/21/06	405,000	403,808
[3] Danske Corp.	5.444%	9/25/06	31,000	30,889
[3] Danske Corp.	5.428%–5.431%	10/19/06	174,000	172,758
[3] Danske Corp.	5.409%	10/25/06	195,995	194,425

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
[3] Danske Corp.	5.427%	11/6/06	495,000	490,145
Dexia Delaware LLC	5.337%	11/21/06	237,000	234,192
European Investment Bank	5.247%	10/11/06	66,930	66,543
European Investment Bank	5.265%	11/22/06	1,081,000	1,068,208
HBOS Treasury Services PLC	5.226%–5.232%	9/5/06	142,263	142,182
HBOS Treasury Services PLC	5.460%	9/26/06	14,000	13,948
HBOS Treasury Services PLC	5.457%	10/10/06	34,000	33,802
HBOS Treasury Services PLC	5.434%	10/18/06	200,000	198,600
HBOS Treasury Services PLC	5.446%	10/26/06	57,000	56,532
HBOS Treasury Services PLC	5.399%	11/9/06	25,000	24,745
ING (U.S.) Funding LLC	5.445%	9/26/06	125,000	124,534
ING (U.S.) Funding LLC	5.446%	9/27/06	100,000	99,612
ING (U.S.) Funding LLC	5.426%	10/30/06	120,000	118,948
ING (U.S.) Funding LLC	5.336%	11/27/06	34,000	33,568
Lloyds TSB Bank PLC	5.319%	9/20/06	31,000	30,914
[3] National Australia Funding (Delaware)	5.247%	9/1/06	275,000	275,000
[3] National Australia Funding (Delaware)	5.292%	9/5/06	196,000	195,885
[3] National Australia Funding (Delaware)	5.324%	9/8/06	400,000	399,588
Nordea North America Inc.	5.218%–5.219%	9/1/06	81,000	81,000
Nordea North America Inc.	5.252%–5.264%	9/11/06	96,500	96,361
Nordea North America Inc.	5.464%	10/19/06	28,500	28,295
Nordea North America Inc.	5.368%–5.373%	11/8/06	252,000	249,478
Nordea North America Inc.	5.335%	11/27/06	220,000	217,203
Rabobank USA Financial Corp.	5.423%	10/3/06	45,000	44,786
Santander Central Hispano Finance (Delaware) Inc.	5.249%	9/7/06	23,000	22,980
Santander Central Hispano Finance (Delaware) Inc.	5.312%	10/17/06	15,000	14,899
Santander Central Hispano Finance (Delaware) Inc.	5.440%	10/27/06	17,000	16,858
Santander Central Hispano Finance (Delaware) Inc.	5.392%	11/6/06	332,000	328,762
Societe Generale N.A. Inc.	5.430%	10/11/06	15,000	14,911
Societe Generale N.A. Inc.	5.435%	11/1/06	577,500	572,255
Svenska Handelsbanken, Inc.	5.457%	10/10/06	31,000	30,819
Svenska Handelsbanken, Inc.	5.441%	10/30/06	20,000	19,824
Svenska Handelsbanken, Inc.	5.346%	11/27/06	495,000	488,696
UBS Finance (Delaware), LLC	5.368%	9/19/06	496,000	494,687
UBS Finance (Delaware), LLC	5.455%	10/6/06	43,000	42,775
UBS Finance (Delaware), LLC	5.454%	10/12/06	146,493	145,595
UBS Finance (Delaware), LLC	5.450%	10/13/06	334,000	331,906
[3] Westpac Banking Corp.	5.215%–5.219%	9/1/06	178,700	178,700
[3] Westpac Banking Corp.	5.239%–5.266%	9/7/06	103,500	103,411
[3] Westpac Banking Corp.	5.460%	9/28/06	190,000	189,233
[3] Westpac Banking Corp.	5.453%	10/5/06	130,000	129,339
[3] Westpac Banking Corp.	5.431%	10/24/06	80,369	79,735
[3] Westpac Banking Corp.	5.436%	10/30/06	100,000	99,122
[3] Westpac Banking Corp.	5.344%	11/20/06	127,000	125,513
[3] Westpac Trust Securities NZ Ltd.	5.228%	9/1/06	52,500	52,500
[3] Westpac Trust Securities NZ Ltd.	5.440%	10/18/06	228,000	226,403
[3] Westpac Trust Securities NZ Ltd.	5.436%	10/23/06	17,000	16,868
[3] Westpac Trust Securities NZ Ltd.	5.437%	11/6/06	15,000	14,853
[3] Westpac Trust Securities NZ Ltd.	5.393%	11/8/06	149,000	147,503
				11,213,384
Foreign Finance Other (2.2%)
3 IXIS Commercial Paper Corp.	5.299%	10/25/06	146,000	144,850
3 IXIS Commercial Paper Corp.	5.299%	10/26/06	49,000	48,607
3 IXIS Commercial Paper Corp.	5.331%	11/27/06	98,000	96,754
3 KFW International Finance Inc.	5.197%	9/7/06	542,000	541,537

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
3 KFW International Finance Inc.	5.398%	10/10/06	490,000	487,173
3 KFW International Finance Inc.	5.386%	10/16/06	50,000	49,668
3 KFW International Finance Inc.	5.388%	10/17/06	168,000	166,859
				1,535,448
Foreign Government (0.6%)
Export Development Canada	5.396%	10/24/06	35,000	34,726
Export Development Canada	5.397%	10/25/06	198,000	196,418
Export Development Canada	5.395%	10/30/06	190,000	188,343
				419,487
Foreign Industrial (3.0%)
[3] Nestle Capital Corp.	5.398%	10/10/06	97,000	96,440
[3] Nestle Capital Corp.	5.348%	11/2/06	35,000	34,682
[3] Nestle Capital Corp.	5.341%	11/6/06	100,000	99,034
[3] Nestle Capital Corp.	5.320%	11/13/06	90,625	89,660
[3] Nestle Capital Corp.	5.298%–5.309%	11/14/06	156,000	154,321
[3] Nestle Capital Corp.	5.272%–5.277%	11/27/06	200,000	197,486
Shell International Finance B.V.	5.413%	9/29/06	80,000	79,668
[3] Total Capital	5.211%	9/6/06	90,000	89,936
[3] Total Capital	5.398%–5.404%	10/17/06	1,100,000	1,092,512
[3] Total Capital	5.351%	11/7/06	182,000	180,212
[3] Unilever Capital Corp.	5.292%	9/5/06	15,000	14,991
				2,128,942
Industrial (0.9%)
Chevron Funding Corp.	5.248%	9/1/06	96,000	96,000
Chevron Funding Corp.	5.402%	10/24/06	50,000	49,608
General Electric Co.	5.268%	9/11/06	98,000	97,858
[3] Wal-Mart Stores, Inc.	5.252%	9/19/06	225,000	224,413
[3] Wal-Mart Stores, Inc.	5.267%	10/11/06	60,037	59,689
[3] Wal-Mart Stores, Inc.	5.299%	11/7/06	44,890	44,453
[3] Wal-Mart Stores, Inc.	5.310%	11/13/06	22,354	22,116
[3] Wal-Mart Stores, Inc.	5.308%	11/21/06	20,000	19,764
[3] Wal-Mart Stores, Inc.	5.321%	11/27/06	19,000	18,759
				632,660
Total Commercial Paper (Cost $21,517,440)				21,517,440
Certificates of Deposit (30.8%)
Certificates of Deposit—U.S. Banks (6.7%)
Branch Banking & Trust Co.	5.370%	9/5/06	198,000	198,000
Branch Banking & Trust Co.	5.410%	9/20/06	294,000	294,000
Branch Banking & Trust Co.	5.410%	9/21/06	148,000	148,000
Citizens Bank N.A.	5.450%	9/20/06	96,000	96,000
HSBC Bank USA, N.A.	5.380%	11/9/06	912,000	912,000
SunTrust Banks	5.210%	9/5/06	650,000	650,000
SunTrust Banks	5.400%	10/23/06	700,000	700,000
Wells Fargo Bank, N.A.	5.380%	9/5/06	905,000	905,000
Wells Fargo Bank, N.A.	5.280%	9/14/06	161,000	161,000
Wells Fargo Bank, N.A.	5.310%	9/18/06	660,500	660,500
				4,724,500
Yankee Certificates of Deposit—U.S. Branches (24.1%)
Abbey National Treasury Services PLC
(Stamford Branch)	5.220%	9/5/06	940,000	940,000
Abbey National Treasury Services PLC
(Stamford Branch)	5.430%	10/17/06	64,000	64,000
Australia and New Zealand Banking Group Ltd.
(New York Branch)	5.430%	10/13/06	96,100	96,100

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Australia and New Zealand Banking Group Ltd.
(New York Branch)	5.420%	10/24/06	195,000	195,000
BNP Paribas (New York Branch)	5.240%	9/8/06	25,000	25,000
BNP Paribas (New York Branch)	5.275%	9/13/06	600,000	600,000
BNP Paribas (New York Branch)	5.310%	9/18/06	296,000	296,000
BNP Paribas (New York Branch)	5.440%	10/19/06	120,000	120,000
BNP Paribas (New York Branch)	5.430%	11/1/06	175,000	175,000
BNP Paribas (New York Branch)	5.445%	11/7/06	305,000	305,000
BNP Paribas (New York Branch)	5.345%	11/24/06	67,000	67,000
Bank of Montreal (Chicago Branch)	5.280%	9/11/06	196,000	196,000
Bank of Montreal (Chicago Branch)	5.450%	10/20/06	328,000	328,000
Bank of Montreal (Chicago Branch)	5.450%	10/31/06	558,000	558,000
Bank of Nova Scotia (Portland Branch)	5.460%	10/24/06	118,000	118,000
Barclays Bank PLC (New York Branch)	5.210%	9/5/06	34,000	34,000
Barclays Bank PLC (New York Branch)	5.440%	9/26/06	100,000	100,000
Barclays Bank PLC (New York Branch)	5.360%	10/10/06	83,000	83,000
Barclays Bank PLC (New York Branch)	5.450%	10/16/06	62,000	62,000
Barclays Bank PLC (New York Branch)	5.430%	10/20/06	25,000	25,000
Barclays Bank PLC (New York Branch)	5.480%	10/20/06	131,600	131,604
Barclays Bank PLC (New York Branch)	5.460%	10/26/06	307,000	307,000
Barclays Bank PLC (New York Branch)	5.350%	11/20/06	665,000	665,000
Barclays Bank PLC (New York Branch)	5.340%	11/28/06	300,000	300,000
Calyon (New York Branch)	5.230%	9/6/06	50,000	50,000
Canadian Imperial Bank of Commerce
(New York Branch)	5.400%	10/6/06	160,000	160,000
Canadian Imperial Bank of Commerce
(New York Branch)	5.340%	10/10/06	279,000	279,000
Dexia Credit Local S.A.	5.210%	9/6/06	55,000	55,000
Dexia Credit Local S.A.	5.430%	10/10/06	43,000	43,000
Dexia Credit Local S.A.	5.430%	10/17/06	260,000	260,000
Dexia Credit Local S.A.	5.440%	10/26/06	146,000	146,000
Dexia Credit Local S.A.	5.440%	10/27/06	398,000	398,000
Dexia Credit Local S.A.	5.390%	11/6/06	607,000	607,000
Fortis Bank NV-SA (New York Branch)	5.375%	9/18/06	688,000	688,000
Fortis Bank NV-SA (New York Branch)	4.500%	10/19/06	30,450	30,405
Fortis Bank NV-SA (New York Branch)	5.470%	10/24/06	247,000	247,000
Fortis Bank NV-SA (New York Branch)	5.430%	10/27/06	327,000	327,000
Fortis Bank NV-SA (New York Branch)	5.390%	11/8/06	85,000	85,000
HSH Nordbank AG (New York Branch)	5.410%	10/2/06	31,000	31,000
HSH Nordbank AG (New York Branch)	5.400%	10/3/06	201,000	201,000
HSH Nordbank AG (New York Branch)	5.315%	10/18/06	195,000	195,000
Landesbank Baden-Wuerttemberg (New York Branch)	5.320%	10/23/06	700,000	700,000
Nordea Bank Finland PLC (New York Branch)	5.440%	9/26/06	650,000	650,000
Nordea Bank Finland PLC (New York Branch)	5.440%	10/11/06	54,500	54,500
Rabobank Nederland (New York Branch)	5.190%	9/6/06	525,000	525,000
Rabobank Nederland (New York Branch)	5.400%	11/1/06	43,000	43,000
Rabobank Nederland (New York Branch)	5.155%	11/3/06	43,375	43,352
Rabobank Nederland (New York Branch)	5.340%	11/15/06	579,000	579,000
Royal Bank of Canada (New York Branch)	5.220%	9/5/06	304,000	304,000
Royal Bank of Canada (New York Branch)	5.280%	9/15/06	306,000	306,000
Royal Bank of Canada (New York Branch)	5.400%	9/21/06	71,225	71,224
Royal Bank of Canada (New York Branch)	5.425%	11/1/06	421,000	421,000
Royal Bank of Scotland PLC (New York Branch)	5.420%	10/10/06	492,000	492,000
Royal Bank of Scotland PLC (New York Branch)	5.420%	10/25/06	997,000	997,000
Royal Bank of Scotland PLC (New York Branch)	5.340%	11/24/06	161,000	161,000
Societe Generale (New York Branch)	5.290%	9/15/06	280,000	280,000
Svenska Handelsbanken, AB (New York Branch)	5.180%	9/7/06	137,000	137,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Svenska Handelsbanken, AB (New York Branch)	5.460%	10/16/06	250,000	250,000
Svenska Handelsbanken, AB (New York Branch)	5.300%	10/23/06	220,000	220,000
Toronto Dominion Bank (New York Branch)	5.420%	9/19/06	475,000	475,000
Toronto Dominion Bank (New York Branch)	5.100%	10/4/06	99,000	98,960
UBS AG (Stamford Branch)	5.220%	9/8/06	81,500	81,500
UBS AG (Stamford Branch)	5.270%	9/14/06	510,000	510,000
UBS AG (Stamford Branch)	5.280%	9/20/06	35,000	35,000
UBS AG (Stamford Branch)	4.490%	10/19/06	30,000	29,955
Westpac Banking Corp. (New York Branch)	5.320%	10/10/06	23,000	23,000
				17,080,600
Total Certificates of Deposit (Cost $21,805,100)				21,805,100
Eurodollar Certificates of Deposit (16.3%)
ABN AMRO Bank N.V.	5.225%	9/8/06	540,000	540,000
ABN AMRO Bank N.V.	5.430%	10/10/06	510,000	510,000
ABN AMRO Bank N.V.	5.335%	11/24/06	160,000	160,000
Australia and New Zealand Banking Group, Ltd.	5.430%	10/10/06	98,000	98,000
BNP Paribas	5.280%	9/14/06	109,000	109,000
BNP Paribas	5.440%	10/11/06	49,000	49,000
Bank of Nova Scotia	5.280%	9/14/06	229,000	229,000
Bank of Nova Scotia	5.300%	9/14/06	153,000	152,998
Bank of Nova Scotia	5.310%	9/18/06	343,000	343,000
Bank of Nova Scotia	5.410%	9/18/06	100,000	100,000
Bank of Nova Scotia	5.410%	9/18/06	250,000	250,001
Barclays Bank PLC	5.437%	10/10/06	267,000	267,000
Barclays Bank PLC	5.362%	11/24/06	70,000	70,000
Commonwealth Bank of Australia	5.280%	9/18/06	65,000	65,000
Credit Agricole S.A.	5.285%	9/15/06	63,000	63,000
Credit Agricole S.A.	5.460%	10/16/06	46,000	46,000
Credit Agricole S.A.	5.475%	10/23/06	500,000	500,000
Credit Agricole S.A.	5.435%	11/6/06	709,000	709,000
Credit Agricole S.A.	5.355%	11/30/06	350,000	350,000
Deutsche Bank AG	5.280%	9/14/06	41,000	41,000
Deutsche Bank AG	5.285%	9/15/06	120,000	120,000
Deutsche Bank AG	5.330%	10/18/06	245,000	245,003
Deutsche Bank AG	5.465%	10/23/06	144,000	144,000
Deutsche Bank AG	5.330%	10/25/06	200,000	200,006
Deutsche Bank AG	5.370%	11/16/06	500,000	500,000
Deutsche Bank AG	5.345%	11/24/06	146,000	146,000
HBOS Treasury Services PLC	5.340%	9/18/06	73,000	73,000
HBOS Treasury Services PLC	5.440%	10/19/06	522,000	522,000
HBOS Treasury Services PLC	5.450%	11/1/06	438,000	438,000
HBOS Treasury Services PLC	5.380%	11/13/06	220,000	220,004
HSBC Bank PLC	5.240%	9/8/06	48,000	48,000
HSBC Bank PLC	5.250%	9/11/06	48,000	48,000
HSBC Bank PLC	5.475%	10/23/06	98,000	98,000
HSBC Bank PLC	5.445%	10/26/06	98,000	98,001
HSBC Bank PLC	5.440%	10/27/06	49,000	49,000
HSBC Bank PLC	5.440%	11/6/06	13,000	13,000
ING Bank N.V.	5.270%	9/13/06	353,000	353,000
ING Bank N.V.	5.460%	9/29/06	262,000	262,000
ING Bank N.V.	5.435%	10/10/06	65,000	65,000
ING Bank N.V.	5.430%	11/6/06	327,000	327,000
ING Bank N.V.	5.350%	12/1/06	300,000	300,000
Landesbank Hessen-Thuringen	5.430%	9/21/06	660,000	660,000
Lloyds TSB Bank PLC	5.420%	10/26/06	924,000	924,000
National Australia Bank Ltd.	5.330%	11/24/06	525,000	525,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Societe Generale	5.450%	9/28/06	128,000	128,000
Societe Generale	5.465%	10/10/06	195,000	195,000
Societe Generale	5.375%	11/16/06	188,000	188,000
Total Eurodollar Certificates of Deposit
(Cost $11,541,013)				11,541,013
Other Notes (3.0%)
Bank of America, N.A.	5.270%	9/7/06	120,500	120,500
Bank of America, N.A.	5.455%	10/6/06	37,000	37,000
Bank of America, N.A.	5.460%	10/10/06	210,000	210,000
Bank of America, N.A.	5.445%	10/16/06	250,000	250,000
Bank of America, N.A.	5.430%	10/30/06	595,000	595,000
Bank of America, N.A.	5.350%	11/16/06	467,000	467,000
Bank of America, N.A.	5.345%	11/20/06	65,000	65,000
Bank of America, N.A.	5.345%	11/27/06	350,000	350,000
Total Other Notes (Cost $2,094,500)				2,094,500
Repurchase Agreements (9.9%)
Bank of America Securities, LLC
(Dated 8/31/06, Repurchase Value $759,111,000,
collateralized by Federal Farm Credit Bank
Discount Note, 1/3/07–5/15/07, Federal Farm
Credit Bank 3.000%, 4/15/08, Federal Home Loan
Bank Discount Note, 9/8/06–11/29/06, Federal
Home Loan Bank 2.625%–5.500%, 9/15/06–7/15/36,
Federal Home Loan Mortgage Corp. Discount Note,
5/29/07, Federal Home Loan Mortgage Corp.
4.750%–5.625%, 3/15/11–11/17/15, Federal National
Mortgage Assn. 4.625%–7.125%, 1/15/09–10/15/13)	5.260%	9/1/06	759,000	759,000
Barclays Capital, Inc.
(Dated 8/31/06, Repurchase Value $953,140,000,
collateralized by Federal Farm Credit Bank 2.625%,
9/17/07, Federal Home Loan Bank 2.625%–5.125%,
10/15/06–8/15/19, Federal Home Loan Mortgage
Corp. Discount Note, 10/3/06–3/20/07, Federal
Home Loan Mortgage Corp. 3.625%–5.250%,
9/15/06–5/21/09, Federal National Mortgage Assn.
Discount Note, 10/6/06–6/1/07, Federal National
Mortgage Assn. 4.875%, 8/27/07)	5.270%	9/1/06	953,000	953,000
Citigroup Global Markets, Inc.
(Dated 8/31/06, Repurchase Value $397,129,000,
collateralized by Federal Farm Credit Bank Discount
Note, 9/22/06, Federal Home Loan Bank Discount
Note, 9/6/06, Federal Home Loan Mortgage Corp.
Discount Note, 6/26/07, Federal National Mortgage
Assn. Discount Note, 9/13/06–12/13/06 Federal
National Mortgage Assn. 4.625%–8.100%,
3/15/07–8/12/19)	5.270%	9/1/06	397,071	397,071
Credit Suisse Securities (USA), LLC
(Dated 8/31/06, Repurchase Value $796,117,000,
collateralized by Federal Home Loan Mortgage Corp.
4.250%–5.750%, 3/15/07–7/15/14, Federal National
Mortgage Assn. 3.250%–6.250%, 1/15/08–5/15/29)	5.280%	9/1/06	796,000	796,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Deutsche Bank Securities, Inc.
(Dated 8/31/06, Repurchase Value $1,145,168,000,
collateralized by Federal Farm Credit Bank 2.625%,
9/17/07, Federal Home Loan Bank Discount Note,
12/29/06, Federal Home Loan Bank 4.000%, 1/23/07,
Federal Home Loan Mortgage Corp. 2.875%–5.625%,
12/15/06–1/15/13, Federal National Mortgage Assn.
Discount Note, 9/13/06, Federal National Mortgage
Assn. 4.375%–7.125%, 10/15/06–11/15/10)	5.280%	9/1/06	1,145,000	1,145,000
Goldman, Sachs & Co. Inc.
(Dated 8/31/06, Repurchase Value $500,072,000,
collateralized by Federal Home Loan Bank Discount
Note, 9/18/06, Federal Home Loan Bank
3.500%–6.045%, 11/15/06–7/15/36, Federal Home
Loan Mortgage Corp. Discount Note, 2/16/07,
Federal Home Loan Mortgage Corp. 2.375%–6.000%,
12/15/06–1/15/14, Federal National Mortgage Assn.
Discount Note, 12/29/06, Federal National Mortgage
Assn. 3.125%–7.250%, 12/15/07–5/15/30)	5.240%	9/1/06	500,000	500,000
Goldman, Sachs & Co. Inc.
(Dated 8/31/06, Repurchase Value $192,028,000,
collateralized by Federal Home Loan Bank
2.750%–5.470%, 1/16/07–6/18/14, Federal Home
Loan Mortgage Corp. Discount Note, 10/23/06,
Federal National Mortgage Assn. 4.125%, 4/15/14)	5.270%	9/1/06	192,000	192,000
Morgan Stanley & Co., Inc.
(Dated 8/31/06, Repurchase Value $500,072,000,
collateralized by Federal Farm Credit Bank Discount
Note, 9/1/06–12/6/06, Federal Farm Credit Bank
2.625%–9.800%, 9/7/06–9/23/21, Federal Home
Loan Bank 2.625%–5.125%, 10/16/06–10/14/08,
U.S. Treasury Note 2.000%, 1/15/14–7/15/14)	5.200%	9/1/06	500,000	500,000
Morgan Stanley & Co., Inc.
(Dated 8/31/06, Repurchase Value $490,071,000,
collateralized by Federal Farm Credit Bank Discount
Note, 9/1/06–12/6/06, Federal Farm Credit Bank
2.625%–9.800%, 9/7/06–9/23/21, Federal Home
Loan Bank 2.625%–5.125%, 10/16/06–10/14/08,
U.S. Treasury Note 2.000%, 1/15/14–7/15/14)	5.250%	9/1/06	490,000	490,000
Societe Generale, New York Branch
(Dated 8/31/06, Repurchase Value $148,022,000,
collateralized by Federal Home Loan Mortgage Corp.
5.000%, 9/1/35, Federal National Mortgage Assn.
4.000%–4.500%, 6/1/18–8/1/20, Government
National Mortgage Assn. 6.000%, 7/15/35–1/15/36)	5.280%	9/1/06	148,000	148,000
UBS Securities LLC
(Dated 8/31/06, Repurchase Value $1,162,235,000,
collateralized by Federal Home Loan Mortgage Corp.
4.000%–4.500%, 12/15/09–1/15/14, Federal National
Mortgage Assn. 3.875%–5.125%, 7/15/08–4/15/15)	5.270%	9/1/06	1,162,065	1,162,065
Total Repurchase Agreements (Cost $7,042,136)				7,042,136
Total Investments (104.1%) (Cost $73,730,341)				73,730,341

Prime Money Market Fund

Market
Value•
($000)
Other Assets and Liabilities (–4.1%)
Other Assets—Note B	604,552
Payables for Investment Securities Purchased	(3,293,965)
Other Liabilities	(194,227)
(2,883,640)
Net Assets (100%)	70,846,701

At August 31, 2006, net assets consisted of:
Amount
($000)
Paid-in Capital	70,849,332
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(2,631)
Unrealized Appreciation	—
Net Assets	70,846,701

Investor Shares—Net Assets
Applicable to 64,580,049,682 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	64,577,813
Net Asset Value Per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 6,269,279,099 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,268,888
Net Asset Value Per Share—Institutional Shares	$1.00

•	See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

3 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At August 31, 2006, the aggregate value of these securities was $10,437,913,000, representing 14.7% of net assets.

Prime Money Market Fund

Statement of Operations

Year Ended
August 31, 2006
($000)
Investment Income
Income
Interest	2,731,658
Total Income	2,731,658
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,295
Management and Administrative
Investor Shares	133,858
Institutional Shares	2,750
Marketing and Distribution
Investor Shares	14,522
Institutional Shares	1,629
Custodian Fees	857
Auditing Fees	25
Shareholders’ Reports
Investor Shares	851
Institutional Shares	8
Trustees’ Fees and Expenses	65
Total Expenses	159,860
Net Investment Income	2,571,798
Realized Net Gain (Loss) on Investment Securities Sold	(850)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	2,570,948

Prime Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,571,798	1,154,504
Realized Net Gain (Loss)	(850)	(1,317)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	2,570,948	1,153,187
Distributions
Net Investment Income
Investor Shares	(2,322,506)	(1,017,327)
Institutional Shares	(249,292)	(137,177)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(2,571,798)	(1,154,504)
Capital Share Transactions—Investor Shares (at $1.00)
Issued	77,995,216	53,527,640
Issued in Lieu of Cash Distributions	2,258,557	989,557
Redeemed	(62,129,327)	(51,945,847)
Net Increase (Decrease)—Investor Shares	18,124,446	2,571,350
Capital Share Transactions—Institutional Shares (at $1.00)
Issued	7,088,080	6,082,949
Issued in Lieu of Cash Distributions	235,871	127,098
Redeemed	(6,819,158)	(5,746,955)
Net Increase (Decrease)—Institutional Shares	504,793	463,092
Total Increase (Decrease)	18,628,389	3,033,125
Net Assets
Beginning of Period	52,218,312	49,185,187
End of Period	70,846,701	52,218,312

Prime Money Market Fund

Financial Highlights

Investor Shares
			Year Ended August 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.043	.023	.008	.011	.021
Net Realized and Unrealized
Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.043	.023	.008	.011	.021
Distributions
Dividends from Net Investment Income	(.043)	(.023)	(.008)	(.011)	(.021)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.043)	(.023)	(.008)	(.011)	(.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	4.38%	2.31%	0.83%	1.12%	2.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$64,578	$46,454	$43,884	$47,341	$49,784
Ratio of Total Expenses to
Average Net Assets	0.29%	0.30%	0.30%	0.32%	0.33%
Ratio of Net Investment
Income to Average Net Assets	4.33%	2.29%	0.82%	1.12%	2.07%

Prime Money Market Fund

Institutional Shares
			Year Ended August 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.045	.025	.010	.013	.023
Net Realized and Unrealized
Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.045	.025	.010	.013	.023
Distributions
Dividends from Net Investment Income	(.045)	(.025)	(.010)	(.013)	(.023)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.045)	(.025)	(.010)	(.013)	(.023)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	4.58%	2.52%	1.05%	1.33%	2.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,269	$5,764	$5,301	$4,296	$3,893
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.10%	0.11%
Ratio of Net Investment
Income to Average Net Assets	4.53%	2.51%	1.05%	1.32%	2.27%

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date the securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At August 31, 2006, the fund had contributed capital of $7,409,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 7.41% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning September 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Federal Money Market Fund

Fund Profile
As of August 31, 2006

Financial Attributes

Yield	5.1%
Average Weighted Maturity	31 days
Average Quality[1]	Aaa
Expense Ratio	0.29%

Distribution by Credit Quality[1](% of portfolio)

Aaa	100%

Sector Diversification (% of portfolio)

Treasury/Agency	62%
Other	38

1 Moody’s Investors Service.

See page 59 for a glossary of investment terms.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yields shown reflect the current earnings of the fund more closely than do the average annual returns.

Cumulative Performance: August 31, 1996–August 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended August 31, 2006			of a $10,000
One Year		Five Years	Ten Years	Investment
Federal Money Market Fund	4.31%	2.12%	3.73%	$14,419
Citigroup 3-Month Treasury Index	4.27	2.20	3.68	14,351
Average Government Money Market Fund[1]	3.76	1.59	3.22	13,731

1	Returns for Average Government Money Market Fund are derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 34 for dividend information.

Federal Money Market Fund

Fiscal-Year Total Returns (%): August 31, 1996–August 31, 2006
	Federal Money	Average
Fiscal Year	Market Fund	Fund[1]
1997	5.3%	4.8%
1998	5.4	5.0
1999	4.9	4.4
2000	5.8	5.3
2001	5.4	4.8
2002	2.1	1.5
2003	1.1	0.7
2004	0.8	0.4
2005	2.3	1.7
2006	4.3	3.8
SEC 7-Day Annualized Yield (8/31/2006): 5.05%

Average Annual Total Returns: Periods Ended June 30, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Federal Money Market Fund	7/13/1981	3.97%	2.08%	3.73%

1 Returns for Average Government Money Market Fund are derived from data provided by Lipper Inc.

Federal Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Face	Market
Maturity	Amount	Value•
Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (61.9%)
[2] Federal Home Loan Bank	5.136%	9/6/06	207,400	207,254
[2] Federal Home Loan Bank	5.295%–5.300%	9/20/06	467,023	465,735
[2] Federal Home Loan Bank	5.318%	10/13/06	86,976	86,443
[2] Federal Home Loan Bank	5.323%	10/20/06	91,699	91,043
[2] Federal Home Loan Bank	5.321%	10/27/06	200,000	198,367
[2] Federal Home Loan Bank	5.217%	11/22/06	100,000	98,827
[2] Federal Home Loan Bank	5.216%–5.224%	11/24/06	200,000	197,594
[2] Federal Home Loan Mortgage Corp.	5.289%	9/12/06	78,187	78,062
[2] Federal Home Loan Mortgage Corp.	5.294%	9/19/06	77,825	77,622
[2] Federal Home Loan Mortgage Corp.	5.337%–5.325%	10/3/06	415,000	413,055
[2] Federal Home Loan Mortgage Corp.	5.352%	10/10/06	150,000	149,142
[2] Federal Home Loan Mortgage Corp.	5.321%–5.350%	10/17/06	213,149	211,714
[2] Federal Home Loan Mortgage Corp.	5.321%	10/24/06	400,000	396,908
[2] Federal Home Loan Mortgage Corp.	5.250%–5.290%	10/31/06	104,850	103,940
[2] Federal Home Loan Mortgage Corp.	5.228%–5.268%	11/7/06	179,736	178,003
[2] Federal Home Loan Mortgage Corp.	5.212%–5.238%	11/14/06	169,218	167,422
[2] Federal National Mortgage Assn.	5.295%	9/13/06	27,000	26,953
[2] Federal National Mortgage Assn.	5.321%	10/11/06	39,000	38,772
[2] Federal National Mortgage Assn.	5.329%	10/25/06	272,891	270,738
[2] Federal National Mortgage Assn.	5.248%	11/1/06	267,410	265,061
[2] Federal National Mortgage Assn.	5.212%	11/15/06	215,005	212,698
Total U.S. Government and Agency Obligations
(Cost $3,935,353)	3,935,353
Repurchase Agreements (38.2%)
Barclays Capital Inc.
(Dated 8/31/06, Repurchase Value $388,057,000,
collateralized by Federal Home Loan Bank
5.365%–5.625%, 6/11/21–9/9/24, Federal Home Loan
Mortgage Corp. Discount Note, 10/24/06–7/24/07,
Federal National Mortgage Assn. 7.125%, 6/15/10)	5.270%	9/1/06	388,000	388,000
Bank of America Securities, LLC
(Dated 8/31/06, Repurchase Value $307,045,000,
collateralized by Federal Home Loan Bank Discount
Note, 2/28/07, Federal Home Loan Bank 4.500%,
5/11/07, Federal Home Loan Mortgage Discount Note,
3/20/07–7/23/07, Federal National Mortgage Assn.
Discount Note, 6/29/07, Federal National Mortgage
Assn. 5.250%–6.625%, 10/30/07–11/15/30)	5.260%	9/1/06	307,000	307,000

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Citigroup Global Markets, Inc.
(Dated 8/31/06, Repurchase Value $156,023,000,
collateralized by Federal Home Loan Mortgage Corp.
3.375%, 4/15/09, U.S. Treasury Note 4.125%, 8/15/10)	5.270%	9/1/06	156,000	156,000
Deutsche Bank Securities Inc.
(Dated 8/31/06, Repurchase Value $463,068,000,
collateralized by Federal Home Loan Mortgage Corp.
5.250%–7.000%, 9/15/09–7/18/11, Federal National
Mortgage Assn. 4.625%–5.500%, 1/15/08–3/15/11)	5.280%	9/1/06	463,000	463,000
Credit Suisse First Boston (USA), LLC
(Dated 8/31/06, Repurchase Value $312,046,000,
collateralized by Federal Home Mortgage Corp.
4.625%–5.750%, 2/21/08–1/15/12)	5.280%	9/1/06	312,000	312,000
Goldman, Sachs & Co.
(Dated 8/31/06, Repurchase Value $78,011,000,
collateralized by Federal Home Loan Bank
3.750%–4.625%, 1/16/07–9/11/20, Federal
Home Loan Mortgage Corp. 4.125%, 10/18/10,
Federal National Mortgage Assn. 6.000%, 5/15/11)	5.270%	9/1/06	78,000	78,000
Morgan Stanley & Co., Inc.
(Dated 8/31/06, Repurchase Value $198,279,000,
collateralized by Federal Farm Credit Bank
3.625%–6.500%, 9/29/06–6/20/16)	5.250%	9/1/06	198,250	198,250
Societe Generale, New York Branch
(Dated 8/31/06, Repurchase Value $60,009,000,
collateralized by Federal National Mortgage Assn.
5.000%, 3/1/21–8/1/35, Government National
Mortgage Assn. 6.000%, 7/15/35)	5.280%	9/1/06	60,000	60,000
UBS Securities LLC
(Dated 8/31/06, Repurchase Value $468,069,000,
collateralized by Federal Home Loan Mortgage Corp.
3.500%–5.125%, 9/15/07–10/15/08, Federal National
Mortgage Assn. 3.000%–7.250%, 8/15/07–5/15/30)	5.270%	9/1/06	468,000	468,000
Total Repurchase Agreements (Cost $2,430,250)				2,430,250
Total Investments (100.1%) (Cost $6,365,603)				6,365,603
Other Assets and Liabilities (–0.1%)
Other Assets—Note B				20,871
Liabilities				(26,793)
				(5,922)
Net Assets (100%)
Applicable to 6,359,686,742 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				$6,359,681
Net Asset Value Per Share				$1.00

Federal Money Market Fund

At August 31, 2006, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	6,359,698	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(17)	—
Unrealized Appreciation	—	—
Net Assets	6,359,681	$1.00

•	See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

Federal Money Market Fund

Statement of Operations

Year Ended
August 31, 2006
($000)
Investment Income
Income
Interest	265,781
Total Income	265,781
Expenses
The Vanguard Group—Note B
Investment Advisory Services	538
Management and Administrative	14,515
Marketing and Distribution	1,656
Custodian Fees	108
Auditing Fees	24
Shareholders’ Reports	97
Trustees’ Fees and Expenses	7
Total Expenses	16,945
Net Investment Income	248,836
Realized Net Gain (Loss) on Investment Securities Sold	39
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	248,875

Federal Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	248,836	123,391
Realized Net Gain (Loss)	39	(44)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	248,875	123,347
Distributions
Net Investment Income	(248,836)	(123,391)
Realized Capital Gain	—	—
Total Distributions	(248,836)	(123,391)
Capital Share Transactions (at $1.00)
Issued	5,467,907	4,174,291
Issued in Lieu of Cash Distributions	242,468	120,167
Redeemed	(4,857,418)	(4,363,020)
Net Increase (Decrease) from Capital Share Transactions	852,957	(68,562)
Total Increase (Decrease)	852,996	(68,606)
Net Assets
Beginning of Period	5,506,685	5,575,291
End of Period	6,359,681	5,506,685

Federal Money Market Fund

Financial Highlights

			Year Ended August 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.042	.022	.008	.011	.021
Net Realized and Unrealized
Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.042	.022	.008	.011	.021
Distributions
Dividends from Net Investment Income	(.042)	(.022)	(.008)	(.011)	(.021)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.042)	(.022)	(.008)	(.011)	(.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	4.31%	2.26%	0.82%	1.11%	2.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,360	$5,507	$5,575	$6,289	$6,794
Ratio of Total Expenses to
Average Net Assets	0.29%	0.30%	0.30%	0.32%	0.33%
Ratio of Net Investment
Income to Average Net Assets	4.25%	2.23%	0.81%	1.11%	2.10%

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date the securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At August 31, 2006, the fund had contributed capital of $681,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.68% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning September 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Treasury Money Market Fund

Fund Profile
As of August 31, 2006

Financial Attributes

Yield	4.8%
Average Weighted Maturity	51 days
Average Quality[1]	Aaa
Expense Ratio	0.29%

Distribution by Credit Quality[1](% of portfolio)

Aaa	100%

Sector Diversification (% of portfolio)

Treasury	100%

1 Moody’s Investors Service.

See page 59 for a glossary of investment terms.

Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yields shown reflect the current earnings of the fund more closely than do the average annual returns.

Cumulative Performance: August 31, 1996–August 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended August 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Treasury Money Market Fund[1]	4.06%	1.98%	3.50%	$14,111
Citigroup 3-Month Treasury Index	4.27	2.20	3.68	14,351
iMoneyNet Money Fund Report’s
Average 100% Treasury Fund	3.54	1.55	3.11	13,581

1 Prior to December 2, 1996, known as the U.S. Treasury Portfolio.

Note: See Financial Highlights table on page 43 for dividend information.

Treasury Money Market Fund

Fiscal-Year Total Returns (%): August 31, 1996–August 31, 2006
	Treasury Money	Average
Fiscal Year	Market Fund[1]	Fund[2]
1997	5.1%	4.8%
1998	5.1	4.8
1999	4.5	4.2
2000	5.4	5.0
2001	5.1	4.7
2002	2.0	1.6
2003	1.0	0.7
2004	0.7	0.4
2005	2.1	1.6
2006	4.1	3.5
SEC 7-Day Annualized Yield (8/31/2006): 4.75%

Average Annual Total Returns: Periods Ended June 30, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Treasury Money Market Fund[1]	3/9/1983	3.74%	1.94%	3.51%

1 Prior to December 2, 1996, known as the U.S. Treasury Portfolio.

2 Derived from iMoneyNet Money Fund Report’s Average 100% Treasury Fund.

Treasury Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
U.S. Government Securities (99.7%)
U.S. Treasury Bill	4.772%–4.808%	9/07/06	516,161	515,755
U.S. Treasury Bill	4.755%–4.760%	9/14/06	182,818	182,510
U.S. Treasury Bill	4.758%–4.895%	9/21/06	507,116	505,770
U.S. Treasury Bill	4.937%–5.101%	9/28/06	88,200	87,877
U.S. Treasury Bill	5.002%–5.018%	10/05/06	549,827	547,259
U.S. Treasury Bill	4.984%–4.992%	10/12/06	220,000	218,766
U.S. Treasury Bill	5.005%–5.031%	10/19/06	298,953	296,977
U.S. Treasury Bill	5.033%	10/26/06	351,000	348,335
U.S. Treasury Bill	5.004%–5.057%	11/02/06	576,435	571,495
U.S. Treasury Bill	5.020%–5.043%	11/09/06	490,250	485,571
U.S. Treasury Bill	4.998%–5.054%	11/16/06	373,452	369,528
U.S. Treasury Bill	5.038%–5.039%	11/24/06	718,087	709,751
U.S. Treasury Bill	5.028%	11/30/06	157,000	155,051
U.S. Treasury Note	6.500%	10/15/06	65,000	65,086
U.S. Treasury Note	2.875%	11/30/06	150,000	149,152
Total U.S. Government Securities (Cost $5,208,883)				5,208,883
Other Assets and Liabilities (0.3%)
Other Assets—Note B				27,314
Liabilities				(13,281)
				14,033
Net Assets (100%)
Applicable to 5,223,131,444 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				5,222,916
Net Asset Value Per Share				$1.00

Treasury Money Market Fund

At August 31, 2006, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	5,223,159	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(243)	—
Unrealized Appreciation	—	—
Net Assets	5,222,916	$1.00

•	See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Treasury Money Market Fund

Statement of Operations

Year Ended
August 31, 2006
($000)
Investment Income
Income
Interest	212,419
Total Income	212,419
Expenses
The Vanguard Group—Note B
Investment Advisory Services	453
Management and Administrative	12,258
Marketing and Distribution	1,391
Custodian Fees	81
Auditing Fees	16
Shareholders’ Reports	93
Trustees’ Fees and Expenses	6
Total Expenses	14,298
Net Investment Income	198,121
Realized Net Gain (Loss) on Investment Securities Sold	(475)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	197,646

Treasury Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	198,121	96,285
Realized Net Gain (Loss)	(475)	(239)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	197,646	96,046
Distributions
Net Investment Income	(198,121)	(96,285)
Realized Capital Gain	—	—
Total Distributions	(198,121)	(96,285)
Capital Share Transactions (at $1.00)
Issued	4,924,240	3,999,075
Issued in Lieu of Cash Distributions	193,061	93,702
Redeemed	(4,451,544)	(4,162,837)
Net Increase (Decrease) from Capital Share Transactions	665,757	(70,060)
Total Increase (Decrease)	665,282	(70,299)
Net Assets
Beginning of Period	4,557,634	4,627,933
End of Period	5,222,916	4,557,634

Treasury Money Market Fund

Financial Highlights

				Year Ended August 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.040	.021	.007	.010	.020
Net Realized and Unrealized
Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.040	.021	.007	.010	.020
Distributions
Dividends from Net Investment Income	(.040)	(.021)	(.007)	(.010)	(.020)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.040)	(.021)	(.007)	(.010)	(.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	4.06%	2.12%	0.74%	1.03%	1.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,223	$4,558	$4,628	$4,959	$4,822
Ratio of Total Expenses to
Average Net Assets	0.29%	0.30%	0.30%	0.32%	0.33%
Ratio of Net Investment
Income to Average Net Assets	4.01%	2.10%	0.73%	1.03%	1.95%

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Notes to Financial Statements

Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At August 31, 2006, the fund had contributed capital of $564,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.56% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning September 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Admiral Treasury Money Market Fund

Fund Profile
As of August 31, 2006

Financial Attributes

Yield	4.9%
Average Weighted Maturity	56 days
Average Quality[1]	Aaa
Expense Ratio	0.13%

Distribution by Credit Quality[1](% of portfolio)

Aaa	100%

Sector Diversification (% of portfolio)

Treasury	100%

1 Moody’s Investors Service.

See page 59 for a glossary of investment terms.

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yields shown reflect the current earnings of the fund more closely than do the average annual returns.

Cumulative Performance: August 31, 1996–August 31, 2006

Initial Investment of $50,000

	Average Annual Total Returns			Final Value
	Periods Ended August 31, 2006			of a $50,000
	One Year	Five Years	Ten Years	Investment
Admiral Treasury Money Market Fund	4.22%	2.15%	3.68%	$71,757
Citigroup 3-Month Treasury Index	4.27	2.20	3.68	71,754
iMoneyNet Money Fund Report’s
Average 100% Treasury Fund	3.54	1.55	3.11	67,904

Note: See Financial Highlights table on page 52 for dividend information.

Admiral Treasury Money Market Fund

Fiscal-Year Total Returns (%): August 31, 1996–August 31, 2006
	Admiral Treasury	Average
Fiscal Year	Money Market Fund	Fund[1]
1997	5.3%	4.8%
1998	5.3	4.8
1999	4.7	4.2
2000	5.5	5.0
2001	5.3	4.7
2002	2.1	1.6
2003	1.2	0.7
2004	0.9	0.4
2005	2.3	1.6
2006	4.2	3.5
SEC 7-Day Annualized Yield (8/31/2006): 4.92%

Average Annual Total Returns: Periods Ended June 30, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Admiral Treasury Money Market Fund	12/14/1992	3.90%	2.11%	3.68%

1 Derived from iMoneyNet Money Fund Report’s Average 100% Treasury Fund.

Admiral Treasury Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
U.S. Government Securities (100.0%)
U.S. Treasury Bill	4.772%–4.808%	09/07/06	1,042,667	1,041,847
U.S. Treasury Bill	4.753%	09/14/06	68,062	67,948
U.S. Treasury Bill	4.758%–4.900%	09/21/06	2,279,984	2,273,912
U.S. Treasury Bill	4.937%–5.101%	09/28/06	232,302	231,453
U.S. Treasury Bill	5.002%–5.018%	10/05/06	1,401,085	1,394,531
U.S. Treasury Bill	4.984%–4.992%	10/12/06	760,000	755,737
U.S. Treasury Bill	5.009%–5.031%	10/19/06	1,520,000	1,509,954
U.S. Treasury Bill	5.033%	10/26/06	749,000	743,313
U.S. Treasury Bill	5.005%–5.057%	11/02/06	1,680,627	1,666,233
U.S. Treasury Bill	5.020%–5.043%	11/09/06	1,519,767	1,505,261
U.S. Treasury Bill	4.998%–5.054%	11/16/06	1,379,428	1,364,927
U.S. Treasury Bill	5.039%–5.049%	11/24/06	2,878,138	2,844,713
U.S. Treasury Bill	5.028%	11/30/06	43,000	42,466
U.S. Treasury Note	6.500%	10/15/06	185,000	185,245
U.S. Treasury Note	2.875%	11/30/06	350,000	348,022
Total U.S. Government Securities (Cost $15,975,562)				15,975,562
Other Assets and Liabilities (0.0%)
Other Assets—Note B				58,607
Liabilities				(51,797)
				6,810
Net Assets (100%)
Applicable to 15,983,959,705 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				15,982,372
Net Asset Value Per Share				$1.00

Admiral Treasury Money Market Fund

At August 31, 2006, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	15,983,961	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(1,589)	—
Unrealized Appreciation	—	—
Net Assets	15,982,372	$1.00

•	See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Admiral Treasury Money Market Fund

Statement of Operations
Year Ended
August 31, 2006
($000)
Investment Income
Income
Interest	641,276
Total Income	641,276
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,371
Management and Administrative	13,076
Marketing and Distribution	4,214
Custodian Fees	239
Auditing Fees	16
Shareholders’ Reports	67
Trustees’ Fees and Expenses	14
Total Expenses	18,997
Net Investment Income	622,279
Realized Net Gain (Loss) on Investment Securities Sold	(587)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	621,692

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets
	Year Ended August 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	622,279	312,421
Realized Net Gain (Loss)	(587)	(914)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	621,692	311,507
Distributions
Net Investment Income	(622,279)	(312,421)
Realized Capital Gain	—	—
Total Distributions	(622,279)	(312,421)
Capital Share Transactions (at $1.00)
Issued	16,807,460	14,687,464
Issued in Lieu of Cash Distributions	592,915	294,990
Redeemed	(15,254,987)	(14,414,113)
Net Increase (Decrease) from Capital Share Transactions	2,145,388	568,341
Total Increase (Decrease)	2,144,801	567,427
Net Assets
Beginning of Period	13,837,571	13,270,144
End of Period	15,982,372	13,837,571

Admiral Treasury Money Market Fund

Financial Highlights

				Year Ended August 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.041	.023	.009	.012	.021
Net Realized and Unrealized
Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.041	.023	.009	.012	.021
Distributions
Dividends from Net Investment Income	(.041)	(.023)	(.009)	(.012)	(.021)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.041)	(.023)	(.009)	(.012)	(.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	4.22%	2.29%	0.91%	1.20%	2.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,982	$13,838	$13,270	$13,129	$10,608
Ratio of Total Expenses to
Average Net Assets	0.13%	0.13%	0.13%	0.14%	0.14%
Ratio of Net Investment
Income to Average Net Assets	4.15%	2.27%	0.91%	1.18%	2.09%

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At August 31, 2006, the fund had contributed capital of $1,728,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.73% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning September 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Money Market Reserves, Vanguard Treasury Funds and Vanguard Admiral Funds and the Shareholders of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund, Vanguard Treasury Money Market Fund and Vanguard Admiral Treasury Money Market Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund, Vanguard Treasury Money Market Fund and Vanguard Admiral Treasury Money Market Fund (the “Funds”) at August 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 12, 2006

Special 2006 tax information (unaudited) for Vanguard Prime Money Market Fund

This information for the fiscal year ended August 31, 2006, is included pursuant to provisions of the Internal Revenue Code.

For non-resident alien shareholders, 38.6% of income dividends are interest related dividends.

Special 2006 tax information (unaudited) for Vanguard Federal Money Market Fund

This information for the fiscal year ended August 31, 2006, is included pursuant to provisions of the Internal Revenue Code.

For non-resident alien shareholders, 48.0% of income dividends are interest related dividends.

Special 2006 tax information (unaudited) for Vanguard Treasury Money Market Fund

This information for the fiscal year ended August 31, 2006, is included pursuant to provisions of the Internal Revenue Code.

For non-resident alien shareholders, 47.8% of income dividends are interest related dividends.

Special 2006 tax information (unaudited) for Vanguard Admiral Treasury Money Market Fund

This information for the fiscal year ended August 31, 2006, is included pursuant to provisions of the Internal Revenue Code.

For non-resident alien shareholders, 48.1% of income dividends are interest related dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 57 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 57 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus (the fee does not apply to the Prime Money Market Fund’s Institutional Shares). If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Six Months Ended August 31, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Money Market Fund	2/28/2006	8/31/2006	Period[1]
Based on Actual Fund Return
Prime
Investor Shares	$1,000.00	$1,024.22	$1.48
Institutional Shares	1,000.00	1,025.21	0.46
Federal	1,000.00	1,023.85	1.48
Treasury	1,000.00	1,022.58	1.48
Admiral Treasury	1,000.00	1,023.33	0.66
Based on Hypothetical 5% Yearly Return
Prime
Investor Shares	$1,000.00	$1,023.74	$1.48
Institutional Shares	1,000.00	1,024.75	0.46
Federal	1,000.00	1,023.74	1.48
Treasury	1,000.00	1,023.74	1.48
Admiral Treasury	1,000.00	1,024.55	0.66

1 These calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Prime Money Market Fund, 0.29% for Investor Shares and 0.09% for Institutional Shares; for the Federal Money Market Fund, 0.29%; for the Treasury Money Market Fund, 0.29%; for the Admiral Treasury Money Market Fund, 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Renew Advisory Arrangement

The board of trustees of Vanguard Prime Money Market Fund, Federal Money Market Fund, Treasury Money Market Fund, and Admiral Treasury Money Market Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the Performance Summary pages of this report.

Cost

The funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The funds’ advisory fees were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Yield. A snapshot of a fund’s interest income. The yield is expressed as a percentage of the fund’s net asset value. For money market funds, yield is based on income earned over the past seven days and is annualized, or projected forward for the coming year.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
142 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
142 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
142 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
142 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
142 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
142 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
142 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
142 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.,
Secretary since July 2005	since November 1997; General Counsel of The Vanguard Group since July 2005;
142 Vanguard Funds Overseen	Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
142 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their
respective owners.
Text Telephone > 800-952-3335

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by calling
fund only if preceded or accompanied by	Vanguard at 800-662-2739. They are also available from
the fund’s current prospectus.	the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q300 102006

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2006: $16,000
Fiscal Year Ended August 31, 2005: $14,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended August 31, 2006: $2,347,620
Fiscal Year Ended August 31, 2005: $2,152,740

(b)     Audit-Related Fees.

Fiscal Year Ended August 31, 2006: $530,000
FFiscal Year Ended August 31, 2005: $382,200

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended August 31, 2006: $101,300
Fiscal Year Ended August 31, 2005: $98,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended August 31, 2006: $0
Fiscal Year Ended August 31, 2005: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2006: $101,300
Fiscal Year Ended August 31, 2005: $98,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TREASURY FUND
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TREASURY FUND
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

VANGUARD TREASURY FUND
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 18, 2006

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.